Long Term Debt (Schedule of Expected Maturities of Notes Payable) (Detail) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 NPI Note		Dec. 31, 2013 NPI Note		Dec. 31, 2012 NPI Note		Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Subsequent Event
Debt Instrument [Line Items]
Remainder of Year Ended December 31, 2014	$ 13,086,000	[1]
Year Ended December 31, 2015	2,847,000			3,058,000
Year Ended December 31, 2016	2,257,000			2,277,000
Year Ended December 31, 2017	2,173,000			2,173,000
Year Ended December 31, 2018	283,564,000	[2]		399,314,000
Total debt	303,927,000			426,942,000	149,320,000	8,286,000	[3]	8,028,000	[3],[4]	15,282,000	[4]
Aggregate principal amounts of debt offered												900,000,000
Interest paid in cash	7,000,000		3,400,000	27,700,000	10,200,000
Year Ended December 31, 2014				$ 20,120,000

[1]	Includes $8.3 million attributable to the NPI Note, which was repaid in full in April 2014.
[2]	Excludes $900.0 million attributable to the Notes issued in the Senior Notes Offering in April 2014.
[3]	The NPI Note was repaid in full in April 2014.
[4]	NPI Note (d) In November of 2012, in connection with the amendment of the Wells Fargo Credit Facility, the Company repurchased the NPI it had previously assigned to Wells Fargo for $26.5 million, of which $9.5 million was paid at the closing of the Wells Fargo Energy Capital Credit Facility and $17.0 million was financed by a note to Wells Fargo. The Company accounted for this as the acquisition of a mineral right and therefore capitalized this amount in proved properties and will amortize using the units of production method. There is no stated interest rate associated with this note and as a result, this note was considered to have below market financing rates. The Company estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $2.0 million. The discount is being amortized over the life of the note using an effective interest rate of 12.10% using the effective yield method. As part of the use of proceeds from the Second Lien Term Loan Facility, the Company repaid $8.5 million of this note during the second quarter of 2013. A final payment of $8.5 million is due to be repaid in June of 2014.